Harbor Funds

Supplement to Prospectus dated March 1, 2022
HARBOR OVERSEAS FUND
April 25, 2022
Effective April 27, 2022, Harry Gakidis no longer serves as a portfolio manager to Harbor Overseas Fund. All references to Mr. Gakidis in the Prospectus are hereby removed.
Investors Should Retain This Supplement For Future Reference
S0422.P.HF